UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment [    ];     Amendment Number:
This Amendment (Check only one):     [    ] is a restatement.
                                     [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Veritas Asset Management LLP
Address:     Elizabeth House, 6th Floor, 39 York Road
             London, United Kingdom SE1 7NQ

Form 13F File Number:     28-14794


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard Grant
Title:    Chief Operating Officer
Phone:    +44 207 961 1600

Signature, Place, and Date of Signing:


/s/ Richard Grant      London, England     May 13, 2013
-----------------      ---------------     ------------
[Signature]            [City, State]       [Date]

Report Type     (Check only one):

[X]     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:   None


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                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                      nil

Form 13F Information Table Entry Total:                  15

Form 13F Information Table Value Total:          $3,527,866
                                                (thousands)





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                                                        Veritas Asset Management LLP

                                                          Form 13F Information Table
FORM 13 F
MARCH 31, 2013
COLUMN 1                      COLUMN 2        COLUMN 3   COLUMN 4   COLUMN 5            COLUMN 6    COLUMN 7  COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                         VALUE      SHS OR PRN          INVESTMENT  OTHER     VOTING
NAME OF ISSUER                TITLE OF CLASS  CUSIP       (X$1000)  AMT         SH/PRN  DISCRETION  MANAGERS  SOLE
------------------------------------------------------------------------------------------------------------------------------------
BP ADR                        SPON ADR        055622104    150893      3563000  SH      SOLE        NONE       3563000
CITIGROUP INC                 COM NEW         172967424    313241      7080500  SH      SOLE        NONE       7080500
CVS CAREMARK CORPORATION      COM             126650100    273669      4976700  SH      SOLE        NONE       4976700
FRANCO NEVADA CORP            COM             351858105      2279        50000  SH      SOLE        NONE         50000
GOOGLE INC                    CL A            38259P508    362745       456750  SH      SOLE        NONE        456750
INFOSYS LTD                   SPON ADR        456788108      5391       100000  SH      SOLE        NONE        100000
LOCKHEED MARTIN CORP          COM             539830109    454609      4710002  SH      SOLE        NONE       4710002
MARSH & MCLENNAN COS INC      COM             571748102    191160      5034500  SH      SOLE        NONE       5034500
MICROSOFT CORP                COM             594918104    540849     18907500  SH      SOLE        NONE      18907500
NORTHERN TRUST CORP           COM             665859104    273357      5010300  SH      SOLE        NONE       5010300
SCHLUMBERGER LTD              COM             806857108     25088       335000  SH      SOLE        NONE        335000
UNITEDHEALTH GRP INC          COM             91324P102    292583      5114200  SH      SOLE        NONE       5114200
VARIAN MEDICAL SYS INC        COM             92220P105    188547      2618714  SH      SOLE        NONE       2618714
VCA ANTECH INC                COM             918194101    220930      9405295  SH      SOLE        NONE       9405295
WATERS CORP                   COM             941848103    232525      2476040  SH      SOLE        NONE       2476040

                                                          3527866
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